Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Marketable Securities [Line Items]
Carrying value securities pledged as collateral	$ 19,500,000	$ 19,600,000
Fair Value of Investment in debt securities	7,100,000	20,200,000
Percentage of fair value of investment in debt	35.70%	73.20%
Proceeds from sale of available-for-sale securities	562,000	0
Available-for-sale securities realized gains	27,000
Available-for-sale securities realized losses	$ 0